Variable Interest Entities (Assets And Liabilities Of Consolidated Variable Interest Entities) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Variable Interest Entity [Line Items]
Consolidated assets, Cash and due from banks	¥ 3,689,228	¥ 3,619,253	¥ 3,230,409	¥ 3,230,804
Consolidated assets, Interest-earning deposits in other banks	20,500,676	8,111,887
Consolidated assets, Trading account assets	40,646,275	40,826,384
Consolidated assets, Investment securities	55,330,251	61,865,185
Consolidated assets, Loans	109,181,991	97,254,242
Consolidated liabilities, Deposits	162,517,786	148,209,739
Consolidated liabilities, Other short-term borrowings	11,106,071	11,608,598
Consolidated liabilities, Long-term debt	14,498,678	12,182,358
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	10,379,642	10,177,097
Consolidated assets, Cash and due from banks	3,167	2,692
Consolidated assets, Interest-earning deposits in other banks	33,158	26,087
Consolidated assets, Trading account assets	2,219,754	2,376,590
Consolidated assets, Investment securities	867,779	701,873
Consolidated assets, Loans	7,019,653	6,814,877
Consolidated assets, All other assets	236,131	254,978
Consolidated liabilities, Total	1,270,463	1,585,146
Consolidated liabilities, Other short-term borrowings	44,221	39,773
Consolidated liabilities, Long-term debt	966,838	1,166,694
Consolidated liabilities, All other liabilities	259,404	378,679
Consolidated VIEs [Member] | Consolidated VIEs Before Elimination [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	11,808,054	11,304,787
Consolidated assets, Cash and due from banks	78,864	74,418
Consolidated assets, Interest-earning deposits in other banks	158,194	97,551
Consolidated assets, Trading account assets	2,221,637	2,377,827
Consolidated assets, Investment securities	867,785	701,879
Consolidated assets, Loans	8,228,001	7,781,493
Consolidated assets, All other assets	253,573	271,619
Consolidated liabilities, Total	9,378,209	8,954,642
Consolidated liabilities, Deposits	1,320,209	1,001,815
Consolidated liabilities, Other short-term borrowings	5,313,465	4,964,453
Consolidated liabilities, Long-term debt	2,129,885	2,316,429
Consolidated liabilities, All other liabilities	614,650	671,945
Consolidated VIEs [Member] | Consolidated VIEs Before Elimination [Member] | Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	6,202,924	5,641,295
Consolidated assets, Cash and due from banks	30,484	25,520
Consolidated assets, Interest-earning deposits in other banks	117,116	72,968
Consolidated assets, Trading account assets	1,783	966
Consolidated assets, Investment securities	762,103	601,444
Consolidated assets, Loans	5,277,749	4,927,509
Consolidated assets, All other assets	13,689	12,888
Consolidated liabilities, Total	6,227,784	5,645,471
Consolidated liabilities, Other short-term borrowings	5,239,304	4,868,648
Consolidated liabilities, Long-term debt	467,005	330,171
Consolidated liabilities, All other liabilities	521,475	446,652
Consolidated VIEs [Member] | Consolidated VIEs Before Elimination [Member] | Investment Funds [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	2,433,575	2,567,049
Consolidated assets, Cash and due from banks	46,198	47,176
Consolidated assets, Interest-earning deposits in other banks	36,076	18,113
Consolidated assets, Trading account assets	2,190,419	2,322,430
Consolidated assets, Investment securities	10,270	8,643
Consolidated assets, Loans		173
Consolidated assets, All other assets	150,612	170,514
Consolidated liabilities, Total	87,702	232,533
Consolidated liabilities, Other short-term borrowings		1,348
Consolidated liabilities, Long-term debt	422	12,246
Consolidated liabilities, All other liabilities	87,280	218,939
Consolidated VIEs [Member] | Consolidated VIEs Before Elimination [Member] | Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	257,874	175,627
Consolidated assets, Cash and due from banks	1,840	1,427
Consolidated assets, Interest-earning deposits in other banks	2,794	2,188
Consolidated assets, Loans	236,115	156,903
Consolidated assets, All other assets	17,125	15,109
Consolidated liabilities, Total	174,055	173,928
Consolidated liabilities, Other short-term borrowings	1,993	5,241
Consolidated liabilities, Long-term debt	169,231	166,810
Consolidated liabilities, All other liabilities	2,831	1,877
Consolidated VIEs [Member] | Consolidated VIEs Before Elimination [Member] | Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	29,296	56,902
Consolidated assets, Trading account assets	29,296	54,154
Consolidated assets, Loans		2,748
Consolidated liabilities, Total	29,181	57,452
Consolidated liabilities, Long-term debt	29,000	56,236
Consolidated liabilities, All other liabilities	181	1,216
Consolidated VIEs [Member] | Consolidated VIEs Before Elimination [Member] | Securitization Of The MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	1,473,901	1,756,940
Consolidated assets, Loans	1,439,002	1,720,066
Consolidated assets, All other assets	34,899	36,874
Consolidated liabilities, Total	1,452,857	1,741,837
Consolidated liabilities, Other short-term borrowings	23,800	25,000
Consolidated liabilities, Long-term debt	1,428,202	1,715,823
Consolidated liabilities, All other liabilities	855	1,014
Consolidated VIEs [Member] | Consolidated VIEs Before Elimination [Member] | Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	1,325,602	1,006,961
Consolidated assets, Interest-earning deposits in other banks	1,528	3,601
Consolidated assets, Trading account assets	139	277
Consolidated assets, Investment securities	95,339	91,707
Consolidated assets, Loans	1,226,221	909,146
Consolidated assets, All other assets	2,375	2,230
Consolidated liabilities, Total	1,322,103	1,003,916
Consolidated liabilities, Deposits	1,320,209	1,001,815
Consolidated liabilities, All other liabilities	1,894	2,101
Consolidated VIEs [Member] | Consolidated VIEs Before Elimination [Member] | Others [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	84,882	100,013
Consolidated assets, Cash and due from banks	342	295
Consolidated assets, Interest-earning deposits in other banks	680	681
Consolidated assets, Investment securities	73	85
Consolidated assets, Loans	48,914	64,948
Consolidated assets, All other assets	34,873	34,004
Consolidated liabilities, Total	84,527	99,505
Consolidated liabilities, Other short-term borrowings	48,368	64,216
Consolidated liabilities, Long-term debt	36,025	35,143
Consolidated liabilities, All other liabilities	134	146
Consolidated VIEs [Member] | Eliminated In Consolidation [Member]
Variable Interest Entity [Line Items]
Consolidated assets, Total	(1,428,412)	(1,127,690)
Consolidated assets, Cash and due from banks	(75,697)	(71,726)
Consolidated assets, Interest-earning deposits in other banks	(125,036)	(71,464)
Consolidated assets, Trading account assets	(1,883)	(1,237)
Consolidated assets, Investment securities	(6)	(6)
Consolidated assets, Loans	(1,208,348)	(966,616)
Consolidated assets, All other assets	(17,442)	(16,641)
Consolidated liabilities, Total	(4,196,910)	(4,251,981)
Consolidated liabilities, Other short-term borrowings	(2,988,582)	(3,078,982)
Consolidated liabilities, Long-term debt	(1,163,047)	(1,146,963)
Consolidated liabilities, All other liabilities	(45,281)	(26,036)
Consolidated VIEs [Member] | Amount Of Liabilities With Recourse To The General Credit Of MUFG Group [Member]
Variable Interest Entity [Line Items]
Consolidated liabilities, Total	(3,910,836)	(3,117,515)
Consolidated liabilities, Deposits	(1,320,209)	(1,001,815)
Consolidated liabilities, Other short-term borrowings	(2,280,662)	(1,845,698)
Consolidated liabilities, Long-term debt		(2,772)
Consolidated liabilities, All other liabilities	¥ (309,965)	¥ (267,230)